Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

The following tables provide additional information regarding the CPG’s Statements of Consolidated and Combined Cash Flows for the years ended December 31, 2015, 2014 and 2013:

Year Ended December 31, (in millions)	2015	2014	2013
			Predecessor
Supplemental Disclosures of Cash Flow Information
Non-cash transactions:
Capital expenditures included in current liabilities(1)	$128.4	$78.5	$53.1
Schedule of interest and income taxes paid:
Cash paid for interest, net of interest capitalized amounts	$96.9	$53.6	$38.4
Cash paid for income taxes(2)	32.3	21.2	15.3

(1)Capital expenditures included in current liabilities is comprised of "Accrued capital expenditures" and certain other amounts included within "Accounts payable" on the Consolidated Balance Sheets.
(2)Cash paid for income taxes for the year ended December 31, 2015 includes $20.9 million paid to NiSource under the Tax Allocation Agreement.